STOCK-BASED COMPENSATION (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2023	Jan. 31, 2020	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Stock issued for options exercised, shares	2,000,000	119,139,461
Increase to additional paid in capital for options exercised		$ 35
Share based compensation			$ 0	$ 0	$ 0	$ 0	$ 3,236